Commitments and Contingencies (Narrative) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Related Party Transaction Domain
Loss Contingencies [Line Items]
Insurance maximum amount	$ 1,000,000
Related Party Transaction Domain | Sale And Lease Back Agreement [Member]
Loss Contingencies [Line Items]
Purchase Obligation	50,400
Bergen [Member] | Loan Agreement With Nordea [Member]
Loss Contingencies [Line Items]
Total debt outstanding	$ 12,910